Basis of Presentation and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of new accounting pronouncements
The change in historical periods to our statements of income (loss) related to the adoption of ASU No. 2017-07 is summarized below:

	Year Ended
	December 31, 2017	December 31, 2016
Operating income (loss)	(1)	24
Non operating income (loss)	1	(24)
The change in historical periods to our statements of income (loss) related to the adoption of the standard is summarized below (in millions, except per share amounts):

	Year Ended
	December 31, 2017	December 31, 2016
Revenue:
Sales of goods	$163	$(26)
Sales of services	(243)	(161)
Total revenue	(80)	(187)

Operating loss	(175)	(226)

Net income (loss)	(150)	(149)
Net income (loss) attributable to BHGE	(30)	—

Per share amounts:
Basic and diluted loss per Class A common stock	(0.07)
The increase (decrease) to our statement of financial position related to the adoption of the standard is summarized below:

	December 31, 2017	December 31, 2016
ASSETS
Current receivables, net	$1	$1
Inventories, net	(83)	(58)
Contract and other deferred assets	(701)	(458)
Deferred income taxes	233	260

LIABILITIES AND EQUITY
Accounts Payable	$—	$(2)
Progress collections and deferred income	394	442
All other current liabilities	(64)	(50)
Deferred income taxes	(34)	—
All other liabilities	(83)	(70)
Baker Hughes, a GE company equity	(432)	(575)
Noncontrolling interests	(331)	—